Share-Based Compensation (Details) - Schedule of summarizes the Company’s stock option activities - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of summarizes the Company’s stock option activities [Abstract]
Options Outstanding Ending (in Shares)	742,762	751,012	960,174
Weighted Average Exercise Price Outstanding Ending	$ 0.18	$ 0.16	$ 0.18
Weighted Average Remaining Contractual term Outstanding Ending	18 days	1 year 18 days	2 years 9 months 18 days
Fair Value Outstanding Ending (in Dollars)	$ 829,686	$ 878,845	$ 2,551,737
Options Exercisable, June 30 (in Shares)	742,762	749,440	949,093
Weighted Average Exercise Price Exercisable	$ 0.18	$ 0.17	$ 0.16
Weighted Average Remaining Contractual term Exercisable Ending	18 days	1 year 14 days	2 years 9 months 3 days
Fair Value Exercisable Ending (in Dollars)	$ 829,686	$ 869,478	$ 2,470,526
Options Granted (in Shares)
Weighted Average Exercise Price Granted
Fair Value Granted
Options Forfeited (in Shares)	(8,250)	(209,162)
Weighted Average Exercise Price Forfeited	$ 0.16	$ 0.16
Fair Value Forfeited	$ (49,159)	$ (1,672,892)
Options Exercised (in Shares)
Weighted Average Exercise Price Exercised
Fair Value Exercised (in Dollars)